Average Annual Total Returns{- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund K PRO-07 - Fidelity® Contrafund®	Fidelity Contrafund-Class K Return Before Taxes Past 1 year	Fidelity Contrafund-Class K Return Before Taxes Past 5 years	Fidelity Contrafund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	32.68%	18.29%	15.52%	18.40%	15.22%	13.88%